SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	1,044,204	1,348,765
Deferred share units outstanding, weighted average grant price, beginning of year	$ 3.19	$ 3.24
Deferred share units, redeemed	0	(304,561)
Deferred share units, redeemed, weighted average grant price	$ 0	$ 3.41
Deferred share units outstanding, end of year	1,044,204	1,044,204
Deferred share units outstanding, weighted average grant price, end of year	$ 3.19	$ 3.19
Deferred share units, fair value	1,044,204	1,044,204
Deferred share units, fair value, weighted average grant price	$ 2.6	$ 4.38
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	104,596	0
Deferred share units, granted	225,482	109,634
Deferred share units settled for shares	0	(5,038)
Deferred share units outstanding, end of year	330,078	104,596